Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (44,634)	$ (39,198)	$ (15,697)
Other comprehensive loss, net of tax:
Unrealized gains (loss) on investment securities available for sale	63	(66)
Comprehensive loss	$ (44,571)	$ (39,264)	$ (15,697)